Organization and History	12 Months Ended
Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and History
1.	Organization and History

LightPath Technologies, Inc. (“LightPath”, the “Company”, “we”, “us” or “our”) was incorporated in Delaware in 1992. It was the successor to LightPath Technologies Limited Partnership formed in 1989, and its predecessor, Integrated Solar Technologies Corporation formed in 1985. On April 14, 2000, the Company acquired Horizon Photonics, Inc. (“Horizon”). On September 20, 2000, the Company acquired Geltech, Inc. (“Geltech”). The Company completed its initial public offering during fiscal 1996. In November 2005, we formed LightPath Optical Instrumentation (Shanghai) Co., Ltd (“LPOI”), a wholly-owned subsidiary located in Jiading, People’s Republic of China. In December 2013, we formed LightPath Optical Instrumentation (Zhenjiang) Co., Ltd (“LPOIZ”), a wholly-owned subsidiary located in Zhenjiang, Jiangsu Province, People’s Republic of China.

LightPath is a manufacturer and integrator of families of precision molded aspheric optics, high-performance fiber-optic collimator, GRADIUM glass lenses and other optical materials used to produce products that manipulate light. LightPath designs, develops, manufactures and distributes optical components and assemblies utilizing the latest optical processes and advanced manufacturing technologies. LightPath also performs research and development for optical solutions for the traditional optics markets and communications markets. As used herein, the terms “LightPath,” the “Company,” “we,” “us” or “our,” refer to LightPath individually or, as the context requires, collectively with its subsidiaries on a consolidated basis.